IMPAIRMENT - PP&E - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment
Impairment expense	$ 0	$ 3,420	$ 751,723
U.S.
Impairment
Impairment expense			650,780
Canada
Impairment
Impairment expense		$ 3,420	$ 100,943